Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Parenthetical) (Detail)	Dec. 31, 2019
Medical care cost [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	8.16%
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	0.50%
Percentage decrease in assumptions	0.50%
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	5.00%
Percentage decrease in assumptions	5.00%
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	0.50%
Percentage decrease in assumptions	0.50%
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	5.00%
Percentage decrease in assumptions	5.00%
Other post employment benefits [member] | Medical care cost [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumptions	1.00%
Percentage decrease in assumptions	1.00%